RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 19 - RELATED PARTY TRANSACTIONS

An entity related to one of the Company's Supervisory Board members provide legal services to the Company. Legal expense related to these services is $46, $46 and $35 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company engages the services of a related party to provide certain selling and management services to the authentication technology segment. The Company incurred expenses of $741, $801 and $715 for such services for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020, and 2019 the outstanding balances due for these services were $114 and $191, respectively, included in accrued expenses and other current liabilities. In addition, since April 2018, the related party serves as a board member of the Company and was paid an amount of $38, $28 and $15 as board fees, for the years ended December 31, 2020, 2019 and 2018, respectively.

An entity related to the Company’s main shareholder provided a letter of credit of $500 to a commercial bank to guarantee a borrowing arrangement on behalf of one of the Company’s subsidiaries. In December 2019, the Company replaced the letter of credit by its own letter of credit.

The Company engages the services of a related party to provide certain selling services to its authentication technology segment. The Company incurred expenses of $87, $106 and $110 for such services for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company engages the services of a related party to provide internal audit services. As of February 2020, the related party acts as a Managing Director of the Company. The Company incurred expenses of $182, $170 and $155 for such services for the years ended December 31, 2020, 2019 and 2018, respectively.

The chairman of the board, a related party, receives annual compensation of $50 for his services as chairman. In addition, in 2020, the Company incurred salary expenses of $125 for the services he provides to AU10TIX.

In August 2017, the Company engaged the services of a related party to provide certain selling and administrative services to its authentication technology segment. The Company incurred expenses of $0, $39 and $103 for such services for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, the related party serves as a board member of the Company, and was paid an amount of $38, $30 and $15 as board fees, for the years ended December 31, 2020, 2019 and 2018, respectively.

In May 2018, the Company engaged the services of a related party to provide certain administration services. The Company incurred expenses of $118, $98 and $53 for such services for the years ended December 31, 2020, 2019 and 2018, respectively.

In May 2019, the Company engaged the services of Arrow (see note 6) to provide some administrative services. The Company incurred expenses of $115 and $62 for such services for the years ended December 31, 2020 and 2019, respectively.

In June 2019, the Company issued 3,000,000 shares to certain directors and officers of the Company for a purchase price of $0.40 per share. The Compensation Committee determines the composition and amount of director and key employee compensation.  When the annual award consists of equity purchases, it is only permitted at a price equal or above market.

In December 2019, the Company purchased shares and shareholders debt of Arrow for $1,750 (see note 6).

In May 2020, an entity related to the Company’s main shareholder provided a letter of credit of €2,000 ($2,475 as of December 31, 2020) to a commercial bank to guarantee a borrowing arrangement on behalf of one of the Company’s subsidiaries. The Company provided to the related party a deposit of $2,200 against the letter of credit which will be paid back to the Company once the letter of credit will be cancelled.

The Company has debt to related parties (see note 13).